Cash and cash equivalents (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Certificado De Deposito Interbancario [Member]
IfrsStatementLineItems [Line Items]
Average yield of cash equivalents	96.25%	95.69%